Cost Method Investment (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 30, 2016
Cost Method Investment (Textual)
Cost method investments, fair value disclosure			$ 477,393
Cost method investments, realized gains from sale			4,648,302	$ 4,337,736
Cost method investment		1,542,454	554,392
Cost method investment original cost		$ 216,232
Ocean Butterflies Holdings [Member]
Cost Method Investment (Textual)
Proceeds from collection of consideration receivable	$ 2,168,868
Sales of cost method investment receivable				2,168,868
Cost method investments, realized gains from sale			$ 4,648,302	4,337,736
Cost method investment				$ 81,064
CFO Securities Consulting [Member]
Cost Method Investment (Textual)
Equity method investment, ownership percentage			90.00%
Percentage of noncontrolling investment			10.00%
Shanghai Meining Computer Software Co., Ltd [Member]
Cost Method Investment (Textual)
Cost method investments, fair value disclosure					$ 807,265
Equity method investment, ownership percentage					90.00%
Percentage of noncontrolling investment					10.00%